Consolidated Statements of Operations (Parenthetical)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue, Product and Service [Extensible Enumeration]	Service [Member]	Service [Member]